COMPREHENSIVE INCOME	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
COMPREHENSIVE INCOME
NOTE 9. COMPREHENSIVE INCOME

Comprehensive income consists of net income and other comprehensive income.  Other comprehensive income includes unrealized gains and losses on securities available-for-sale and changes in the funded status of pension plans which are also recognized as separate components of equity.  Following is a summary of other comprehensive income for the three months and six months ended June 30, 2011 and 2010:

33

	Three months ended June 30,		Six months ended June 30,
	2011	2010	2011	2010
Net income	$ 7,989	$ 6,219	$ 13,954	$ 12,240
Other comprehensive income
Change in securities available for sale:
Unrealized holding gain on securities available for sale
arising during the period	3,914	6,339	3,794	10,641
Reclassification adjustment for (gains)/losses included in net income	(32)	0	166	0
Reclassification adjustment for other than temporary impairment	0	81	121	252
Net securities gain activity during the period	3,882	6,420	4,081	10,893
Tax effect	(1,560)	(2,613)	(1,573)	(4,406)
Net of tax amount	2,322	3,807	2,508	6,487
Defined benefit pension plans:
Net gain(loss) on defined benefit pension plans	0	0	(233)	(35)
Amortization of net actuarial loss	37	39	72	78
Net gain /(loss) activity during the period	37	39	(161)	43
Tax effect	(16)	(15)	65	(17)
Net of tax amount	21	24	(96)	26

Total other comprehensive income, net of tax	2,343	3,831	2,412	6,513

Comprehensive income	$ 10,332	$ 10,050	$ 16,366	$ 18,753

The following table summarizes the changes within each classification of accumulated other comprehensive income for the six months ended June 30, 2011 and 2010:

		Current
	Balance	Period	Balance
	at December 31, 2010	Change	at June 30, 2011

Unrealized gain on securities available for sale
without other than temporary impairment	$ 4,285	$ 1,446	$ 5,731
Unrealized loss on securities available for sale
with other than temporary impairment	(1,425)	1,062	(363)

Total unrealized gain on securities available for sale	2,860	2,508	5,368

Unrealized loss on defined benefit pension plans	(1,510)	(96)	(1,606)

Total	$ 1,350	$ 2,412	$ 3,762

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		Current
	Balance	Period	Balance
	at December 31, 2009	Change	at June 30, 2010

Unrealized loss on securities available for sale
without other than temporary impairment	$ (2,814)	$ 6,570	$ 3,756
Unrealized loss on securities available for sale
with other than temporary impairment	(1,606)	(83)	(1,689)

Total unrealized loss on securities available for sale	(4,420)	6,487	2,067

Unrealized loss on defined benefit pension plans	(1,573)	26	(1,547)

Total	$ (5,993)	$ 6,513	$ 520